Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Valuation allowances	$ 765,808	$ 409,616
Valuation allowance increased	$ 356,192
Effective tax rate	28.00%
Effective rate is reduced	0.00%
Net operating loss carryforwards	$ 2,740,000	$ 1,465,000